Stock-based Compensation - Summary of Fair Values of the Company's Restricted Shares (Detail) - 2021 Restricted Shares Plan [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	2 years	[1]
Common stock price	$ 5.11	[2]
Volatility	65.00%	[3]
Risk-free rate	4.90%	[4]
Dividend yield	0.00%	[5]

[1]	Based on the modified contractual terms
[2]	Represents the publicly traded common stock price as of the April 2024 Modification
[3]	Calculated based on the Company’s historical volatility over a matching term of 1.0 and 2.0 years
[4]	Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term of 1.0 and 2.0 years
[5]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future